Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill.
Schedule of carrying goodwill

	Beverage
(Thousands)	Solutions	Total
Balance at December 31, 2019
Goodwill	$14,616	$14,616
Changes during the period:
Acquisitions	159,320	159,320
Impairments (Note 3)	(76,883)	(76,883)
Balance at December 31, 2020, net	97,053	97,053
Goodwill	173,936	173,936
Accumulated impairment loss	(76,883)	(76,883)
Balance at December 31, 2021, net	$97,053	$97,053